Document and Entity Information	Feb. 10, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	Movella Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40074
Entity Tax Identification Number	98-1575384
Entity Address, Address Line One	Suite 110
Entity Address, Address Line Two	3535 Executive Terminal Drive
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	310
Local Phone Number	481-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed by Movella Holdings Inc. and its consolidated subsidiaries (the “Company”) on February 13, 2023 (the “Original Form 8-K”), in which the Company reported, among other events, the completion of the Business Combination.This Amendment No. 1 (i) amends the financial statements provided under Item 9.01(a) in the Original Form 8-K to include the audited financial statements of Movella Inc., a Delaware corporation, and its consolidated subsidiaries (“Movella”) as of and for the years ended December 31, 2022 and 2021, (ii) includes the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Movella for the years ended December 31, 2022 and 2021, (iii) amends the unaudited pro forma financial information provided under Item 9.01(b) in the Original Form 8-K to include the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2022, and (iv) provides updates to certain additional matters included in the Original Form 8-K.This Amendment No. 1 does not amend any other item of the Original Form 8-K or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Form 8-K, except as indicated below. The information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference to this Amendment No. 1.Unless the context otherwise indicates or requires, references to the “Company”, “New Movella,” “we,” “us,” and “our” refer to Movella Holdings Inc., a Delaware corporation, and its consolidated subsidiaries, following the Business Combination, and “Movella” refers to Movella Inc., a Delaware corporation, and its consolidated subsidiaries, prior to the Business Combination. Certain terms used in this Amendment No. 1 not defined herein have the same meaning as set forth in the Original Form 8-K.
Entity Central Index Key	0001839132
Common stock, $0.00001 par value per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $.00001 par value per share
Trading Symbol	MVLA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	MVLAW
Security Exchange Name	NASDAQ